Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Net Loss Per Share
Schedule of basic and diluted net loss per share

Basic and diluted net loss per share is calculated as follows (in thousands, except share and per share numbers):

	Three Months Ended March 31,
	2014	2013
Numerator:
Net loss	$(14,488)	$(8,305)
Accretion of Preferred Stock	(4,969)	(3,582)

Loss attributable to common stockholders — basic and diluted	$(19,457)	$(11,887)

Denominator:
Weighted-average number of common shares used in loss per share — basic and diluted	385,664	380,352

Loss per share — basic and diluted	$(50.45)	$(31.25)

Basic and diluted net loss per share is calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2013	2012	2011
Numerator:
Net loss	$(60,690)	$(69,128)	$(42,476)
Extinguishment of preferred stock	—	—	60,937
Accretion of preferred stock	(17,471)	(13,992)	(10,933)
Earnings attributable to participating preferred stockholders	—	—	(7,415)

Earnings (loss) attributable to common stockholders — basic	(78,161)	(83,120)	113
Effect of dilutive convertible preferred stock	—	—	—

Earnings (loss) attributable to common stockholders — diluted	$(78,161)	$(83,120)	$113

Denominator:
Weighted-average number of common shares used in (loss) earnings per share — basic	383,310	368,261	219,254
Effect of dilutive options to purchase common stock	—	—	203,917
Effect of dilutive convertible preferred stock	—	—	1,351,764

Weighted-average number of common shares used in (loss) earnings per share — diluted	383,310	368,261	1,774,935

(Loss) earnings per share — basic	$(203.91)	$(225.71)	$0.51
Effect of dilutive options to purchase common stock	—	—	$(0.25)
Effect of dilutive convertible preferred stock	—	—	$(0.20)

(Loss) earnings per share — diluted	$(203.91)	$(225.71)	$0.06

Schedule of potentially dilutive securities excluded from the computation of diluted weighted-average shares outstanding

	Three Months Ended March 31,
	2014	2013
Convertible preferred stock	7,628,051	6,204,903
Options to purchase common stock	2,121,606	1,710,152
Warrants	1,010,257	14,850

	Year Ended December 31,
	2013	2012	2011
Convertible preferred stock	6,617,686	3,412,898	5,419,946
Options to purchase common stock	1,743,890	1,706,539	784,350
Warrants	545,797	15,000	8,860